Segmented Information (Narrative) (Details)	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Digital currency mining revenue [Member] | Total consolidated revenue [Member]
Product Information [Line Items]
Concentrations risk percentage	10.00%	10.00%